Acquisition	12 Months Ended
Mar. 31, 2026
Acquisition [Abstract]
ACQUISITION

NOTE 6 — ACQUISITION

On October 1, 2025, the Company completed the acquisition of 100% of the issued and outstanding equity interests of Proplus pursuant to the terms of the SPA dated October 1, 2025.

The acquisition was undertaken to expand the Company’s operations, enhance its service offerings, increase its customer base and generate expected operational synergies. The Company believes the acquisition strengthens its competitive position and provides opportunities for future growth.

The acquisition has been accounted for as a business combination under ASC 805, using the acquisition method of accounting.

Under the acquisition method, the Company recognized the assets acquired and liabilities assumed based on their respective estimated fair values as of September 30, 2025.

The fair values assigned to the identifiable assets acquired and liabilities assumed were determined with the assistance of an independent valuation specialist.

The following table summarizes the consideration transferred for the acquisition and the amounts of identified assets acquired and liabilities assumed at the acquisition date:

Fair value of consideration transferred:
Cash	$10,000,000
Total purchase consideration	$10,000,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$145,532
Prepayment	1,142
Prepayments for software development costs	802,817
Intangible asset	2,338,028
Other payables and accrued liabilities	(119,882)
Amounts due to related parties	(6,654)
Contract liabilities	(1,741,094)
Deferred tax liability	(584,507)
Total identifiable net assets	$835,382
Goodwill	$9,164,618

Goodwill is attributable to the assembled workforce and anticipated synergies arising from the acquisition. The goodwill recognized is not deductible for income tax purposes.

Since the acquisition date, Proplus contributed revenues of $478,541 and net loss of $1,911,850 to the Company’s consolidated results of operations for the year ended March 31, 2026.

Pro forma financial information

The following unaudited supplemental pro forma information presents the consolidated results of operations as if the acquisition had occurred on April 1, 2024. The unaudited supplemental pro forma information is presented for illustrative purposes only and does not necessarily indicate the results of operations that would have been achieved had the acquisition been completed on April 1, 2024, nor is it indicative of future operating results.

	March 31,
	2026	2025
Revenue	$2,744,284	$4,338,827
Net (loss) income	$(4,450,926)	$1,616,505